Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade Receivables [Abstract]
Schedule of Other Receivables
	December 31,
	2022	2023
Trade receivables	6,770	13,370
Provision for impairment (*)	(428)	(660)
	6,342	12,710
(*) All impairment losses derive from contracts with customers.
Schedule of Other Receivables
	December 31,
	2022	2023
Government authorities	2,495	1,956
Prepaid expenses	1,895	1,777
Others (*)	2,910	7,557
	7,300	11,290

Presented under current assets	6,491	11,290
Presented under non-current assets	809	—

(*) Including $6,353 in receivables for reimbursement of damaged inventory (see note 6).